Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000256546 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256546 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256546 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256546 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256546 | Medical
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256546 | General
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000256546 | Development
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000256546 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256546 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000256546 | Education
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000256547 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256547 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256547 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256547 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256547 | Medical
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256547 | General
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000256547 | Development
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000256547 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256547 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000256547 | Education
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000256545 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256545 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256545 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256545 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256545 | Medical
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256545 | General
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000256545 | Development
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000256545 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256545 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000256545 | Education
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000256553 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256553 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000256553 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000256553 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000256553 | Equity Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000256553 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000256553 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000256553 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256553 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256554 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256554 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000256554 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000256554 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000256554 | Equity Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000256554 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000256554 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000256554 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256554 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256552 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256552 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000256552 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000256552 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000256552 | Equity Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000256552 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000256552 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000256552 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256552 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256525 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	9.70%
C000256525 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256525 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256525 | Meta Platforms, Inc._30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256525 | Broadcom, Inc._11135F101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256525 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256525 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256525 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256525 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256525 | GE Vernova, Inc._36828A101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256525 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256525 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256525 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256525 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256525 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256525 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256525 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256525 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256525 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000256525 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000256524 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	9.70%
C000256524 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256524 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256524 | Meta Platforms, Inc._30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256524 | Broadcom, Inc._11135F101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256524 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256524 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256524 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256524 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256524 | GE Vernova, Inc._36828A101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256524 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256524 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256524 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256524 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256524 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256524 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256524 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256524 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256524 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000256524 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000256526 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	9.70%
C000256526 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256526 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256526 | Meta Platforms, Inc._30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256526 | Broadcom, Inc._11135F101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256526 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256526 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256526 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256526 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256526 | GE Vernova, Inc._36828A101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256526 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256526 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256526 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256526 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256526 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256526 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256526 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256526 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256526 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000256526 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000256523 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	9.70%
C000256523 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256523 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256523 | Meta Platforms, Inc._30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256523 | Broadcom, Inc._11135F101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256523 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256523 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256523 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256523 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256523 | GE Vernova, Inc._36828A101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256523 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256523 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256523 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256523 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256523 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256523 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256523 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256523 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256523 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000256523 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000256530 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256530 | JPMorgan Chase & Co._46625H100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256530 | Bank of America Corp._060505104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256530 | ExxonMobil Holdings Corp._30233Q108
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256530 | State Street Corp._857477103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256530 | ConocoPhillips Co._20825C104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256530 | The Walt Disney Co._254687106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256530 | United Parcel Service, Inc._911312106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256530 | 3M Co._88579Y101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000256530 | Johnson & Johnson_478160104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256530 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256530 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256530 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000256530 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256530 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000256530 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000256530 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256530 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000256530 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256530 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000256529 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256529 | JPMorgan Chase & Co._46625H100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256529 | Bank of America Corp._060505104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256529 | ExxonMobil Holdings Corp._30233Q108
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256529 | State Street Corp._857477103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256529 | ConocoPhillips Co._20825C104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256529 | The Walt Disney Co._254687106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256529 | United Parcel Service, Inc._911312106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256529 | 3M Co._88579Y101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000256529 | Johnson & Johnson_478160104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256529 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256529 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256529 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000256529 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256529 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000256529 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000256529 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256529 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000256529 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256529 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000256527 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256527 | JPMorgan Chase & Co._46625H100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256527 | Bank of America Corp._060505104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256527 | ExxonMobil Holdings Corp._30233Q108
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256527 | State Street Corp._857477103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256527 | ConocoPhillips Co._20825C104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256527 | The Walt Disney Co._254687106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256527 | United Parcel Service, Inc._911312106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256527 | 3M Co._88579Y101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000256527 | Johnson & Johnson_478160104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256527 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256527 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256527 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000256527 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256527 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000256527 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000256527 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256527 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000256527 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256527 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000256528 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256528 | JPMorgan Chase & Co._46625H100
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256528 | Bank of America Corp._060505104
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256528 | ExxonMobil Holdings Corp._30233Q108
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256528 | State Street Corp._857477103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256528 | ConocoPhillips Co._20825C104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256528 | The Walt Disney Co._254687106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256528 | United Parcel Service, Inc._911312106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256528 | 3M Co._88579Y101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000256528 | Johnson & Johnson_478160104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000256528 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256528 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256528 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000256528 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256528 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000256528 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000256528 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256528 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000256528 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256528 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000256497 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256497 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256497 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256497 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	4.90%
C000256497 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256497 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256497 | Amphenol Corp._032095101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256497 | ASML Holding NV_N07059210
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256497 | Visa, Inc._92826C839
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256497 | Alphabet, Inc._02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256497 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256497 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256497 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256497 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000256497 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256497 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000256499 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256499 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256499 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256499 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	4.90%
C000256499 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256499 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256499 | Amphenol Corp._032095101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256499 | ASML Holding NV_N07059210
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256499 | Visa, Inc._92826C839
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256499 | Alphabet, Inc._02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256499 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256499 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256499 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256499 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000256499 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256499 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000256495 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256495 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256495 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256495 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	4.90%
C000256495 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256495 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256495 | Amphenol Corp._032095101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256495 | ASML Holding NV_N07059210
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256495 | Visa, Inc._92826C839
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256495 | Alphabet, Inc._02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256495 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256495 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256495 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256495 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000256495 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256495 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000256496 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256496 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256496 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256496 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	4.90%
C000256496 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256496 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256496 | Amphenol Corp._032095101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256496 | ASML Holding NV_N07059210
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256496 | Visa, Inc._92826C839
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256496 | Alphabet, Inc._02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256496 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256496 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256496 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256496 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000256496 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256496 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000256498 | NVIDIA Corp._67066G104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256498 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256498 | Apple, Inc._037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256498 | Advanced Micro Devices, Inc._007903107
Holdings [Line Items]
Percent of Total Investments	4.90%
C000256498 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	4.60%
C000256498 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256498 | Amphenol Corp._032095101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000256498 | ASML Holding NV_N07059210
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256498 | Visa, Inc._92826C839
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256498 | Alphabet, Inc._02079K107
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256498 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256498 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256498 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256498 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000256498 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256498 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000256625 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256625 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256625 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256625 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000256625 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256625 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000256625 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256625 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256625 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256625 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256625 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000256625 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000256625 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256625 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256625 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000256626 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256626 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256626 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256626 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000256626 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256626 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000256626 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256626 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256626 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256626 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256626 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000256626 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000256626 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256626 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256626 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000256627 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256627 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256627 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256627 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000256627 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256627 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000256627 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256627 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256627 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256627 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256627 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000256627 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000256627 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256627 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256627 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000256624 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000256624 | Industry SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256624 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256624 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000256624 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256624 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000256624 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256624 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256624 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256624 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256624 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000256624 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000256624 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256624 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256624 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000256539 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000256539 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000256539 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000256539 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000256539 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000256539 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000256539 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256539 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256539 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256540 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000256540 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000256540 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000256540 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000256540 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000256540 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000256540 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256540 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256540 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256541 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000256541 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000256541 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000256541 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000256541 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000256541 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000256541 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256541 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256541 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256538 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000256538 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000256538 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000256538 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000256538 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000256538 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000256538 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256538 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256538 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256532 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256532 | Investment TypeAsset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000256532 | Investment TypeCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000256532 | Investment TypeCollateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256532 | Investment TypeYankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256532 | Investment TypeCollateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000256532 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256532 | Investment TypeU.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256533 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256533 | Investment TypeAsset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000256533 | Investment TypeCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000256533 | Investment TypeCollateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256533 | Investment TypeYankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256533 | Investment TypeCollateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000256533 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256533 | Investment TypeU.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256534 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256534 | Investment TypeAsset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000256534 | Investment TypeCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000256534 | Investment TypeCollateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256534 | Investment TypeYankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256534 | Investment TypeCollateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000256534 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256534 | Investment TypeU.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256531 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256531 | Investment TypeAsset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000256531 | Investment TypeCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000256531 | Investment TypeCollateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000256531 | Investment TypeYankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000256531 | Investment TypeCollateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000256531 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256531 | Investment TypeU.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%